SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	May 31, 2025	Aug. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15 SUBSEQUENT EVENTS

In accordance with FASB ASC 855-10 Subsequent Events, the Company has analyzed its operations subsequent to May 31, 2025, to the date these consolidated financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these consolidated financial statements.

NOTE 15 SUBSEQUENT EVENTS

In accordance with FASB ASC 855-10 Subsequent Events, the Company has analyzed its operations subsequent to August 31, 2024, to the date these consolidated financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these consolidated financial statements, except as follow:

Reverse Stock Split

On April 12, 2024, the Company’s board of directors (the “Board”) unanimously resolved to effect a reverse stock split of the Company’s common stock, par value $0.001 per share (the “Common Stock”), at a ratio of 1-for-4. Following such resolution, on September 9, 2024, the Company filed a Certificate of Amendment (the “Certificate of Amendment”) with the Secretary of State of the State of Nevada to effect the reverse stock split, with an effective time of 9:00AM. Eastern Time on September 11, 2024 (the “Reverse Stock Split”).

Split Adjustment; Treatment of Fractional Shares

As a result of the 1:4 Reverse Stock Split, each 4 pre-split shares of Common Stock outstanding will automatically combine into one new share of Common Stock without any action on the part of the holders, and the number of outstanding shares of Common Stock was reduced from 102,742,362 shares to 25,685,591 shares (subject to rounding up of fractional shares to the nearest whole number).

No fractional shares was issued in connection with the Reverse Stock Split. Fractional shares were rounded up to the nearest whole number

Share Issuance

On November 25, 2024, the Company issued, in aggregate, 679,516 shares of Common Stock, representing 2.5% issued and outstanding shares of Common Stock to certain consultant in consideration for their services in relation to proposed initial public offering.

On November 25, 2024, the Company issued, in aggregate, 815,419 shares of Common Stock, representing 3.0% issued and outstanding shares of Common Stock in consideration for their consulting services.